Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Raw materials	$ 94,748	$ 65,449
Work in process	67,679	74,398
Finished goods	165,098	151,334
Total inventories, net	$ 327,525	$ 291,181